EQUITY (Details) $ in Thousands		1 Months Ended		6 Months Ended
		May 31, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2024 USD ($) Vote	Dec. 31, 2023 USD ($)
EQUITY
Issuance of ordinary shares | shares		59,368	55,806
Issuance of ordinary shares, Value				$ 351
Share capital	[1]			$ 0	$ 0
Number of votes per Ordinary share | Vote				1

[1]	Represents an amount lower than $1